EQUITY - Narrative (Details)	Dec. 31, 2024 shares $ / shares	Mar. 15, 2022 $ / shares
Shares issued (in shares)	1
Par value per share (in dollars per share) | $ / shares	$ 23.42
Exchangeable Shares
Shares issued (in shares)	73,000,000
Class B Shares
Shares issued (in shares)	1
Class C Shares
Shares issued (in shares)	26,000,000
Par value per share (in dollars per share) | $ / shares		$ 28.41